Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	Apr. 01, 2021	Jun. 12, 2020	Apr. 30, 2021	Mar. 30, 2021	Jun. 11, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payment of upfront fees	$ 2.0
Settlement Arrangement for the Sale of the Launch Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group including discontinued operation purchase price settlement amount				$ 6.8
Payment of upfront fees	$ 2.0
Contractual refund due from Customer			$ 3.9
Contingent liabilities for unfavorable working capital adjustment			$ 1.0
Discontinued Operations [Member] | M & Y Space [Member] | Launch Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment ownership percentage					100.00%
Equity method investment ownership percentage disposed off		100.00%
Disposal group including discontinued operation consideration receivable					$ 31.6
Disposal group including discontinued operation adjustment of consideration receivable		$ 26.0
Disposal group including discontinued operation adjustment of consideration receivable unpaid accrued interest		0.2
Debt instrument forgiveness of interest		$ 0.5